Equity Method Investment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Equity interests, description	the Group paid $307,996 to acquire 20% of an investee’s the equity interest.
Equity method investment, ownership percentage			20.00%
Equity method investment, ownership transferred percentage		59.83%
Recognized gain from equity method investment	$ 470	$ 97,820
Equity method investment, net	$ 778,721	$ 817,223		$ 1,019,009
CFO Aishang
Schedule Of Equity Method Investments [Line Items]
Equity method investments, fair value disclosure			$ 985,586
Equity interests, description	The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date
Payments to acquire equity method investments			$ 307,996
Equity method investment, ownership percentage			55.00%
Equity method investment, ownership transferred percentage			15.00%
Remaining equity interests			40.00%